SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment
The breakdown of the outstanding shares granted

Date		Quantity		Grant (1)
Grant	Vesting date	Shares granted	Outstanding shares	Fair value of the shares

06.01.20	06.01.23	3,571,736	438,138	21.28
07.01.21	07.01.24	2,883,737	938,260	28.58
07.01.22	07.01.25	4,703,472	3,756,134	14.11
		11,158,945	5,132,532
(1)	Amounts expressed in Brazilian Reais.

The rollforward of the granted options and shares

Outstanding options/stocks as of December 31, 2020	7,873,348
Granted	2,883,737
Exercised / Delivered	(944,830)
Forfeiture	(1,996,406)
Expired	(2,420,330)
Outstanding stocks as of December 31, 2021	5,395,519
Granted
Restricted stocks - July 2022	4,703,472
Exercised / Delivered:
Restricted stocks – grant of June, 2021	(189,285)
Restricted stocks – grant of June, 2020	(317,386)
Restricted stocks – grant of July, 2019	(83,175)
Restricted stocks – grant of June, 2019	(107,309)
Forfeiture (1) :
Restricted stocks – grant of July, 2022	(947,335)
Restricted stocks – grant of July, 2021	(1,554,424)
Restricted stocks – grant of June, 2020	(1,425,333)
Restricted stocks – grant of September, 2019	(22,867)
Restricted stocks - grant of July, 2019	(237,142)
Restricted stocks – grant of June, 2019	(82,203)
Outstanding stocks as of December 31, 2022	5,132,532
(1)	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.